Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany account balances and transactions have been eliminated.

Use of Estimates
Use of Estimates
In preparing financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. On an ongoing basis, the Company evaluates its estimates, including those related to bad debts, investments, derivatives, property and equipment, income taxes, insurance, percentage-of-completion, employment benefits and contingent liabilities. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, demand deposits with banks and investments in commercial paper and all highly liquid investments with original maturities of three months or less.

Restricted Cash	Restricted Cash The Company’s restricted cash balance supports surety bonds related to the Company’s U.S. operations.
Revenue Recognition
Revenue Recognition
Revenue generated from the Company’s contracts is recognized as services are performed, as long as collectability is reasonably assured. For certain contracts, the Company may receive lump-sum fees for the mobilization of equipment and personnel. Mobilization fees received and costs incurred to mobilize a rig from one location to another under contracts longer than ninety days are recognized as services are performed over the term of the related drilling contract. For certain contracts, the Company may receive fees from its customers for capital improvements to its rigs. Such fees are deferred and recognized as services are performed over the term of the related contract. The Company capitalizes such capital improvements and depreciates them over the useful life of the asset. Certain of the Company's contracts also allow us to recover additional direct costs, such as demobilization costs, additional labor and additional catering costs and under most of our liftboat contracts, we receive a variable rate for reimbursement of costs such as catering, fuel, oil, rental equipment, crane overtime and other items. Revenue for the recovery or reimbursement of these costs is recognized when the costs are incurred.
Additionally, the initial fair value of the warrants and 500,000 shares issued from Discovery Offshore S.A. (“Discovery Offshore”) have been recorded as deferred revenue to be amortized over 30 years, the estimated useful life of the two new-build Discovery Offshore rigs.

Percentage-of-Completion
Percentage-of-Completion
In addition to having an equity method investment in Discovery Offshore, the Company has a construction management agreement (the “Construction Management Agreement”) and a services agreement (the “Services Agreement”) with Discovery Offshore with respect to each of the Rigs that Discovery Offshore has under construction (See Note 16). Under the Construction Management Agreements, the Company is planning, supervising and managing the construction and commissioning of the Rigs in exchange for a fixed fee of $7.0 million per Rig, which the Company initially received and recorded as deferred revenue in February 2011. The Company is using the percentage-of-completion method of accounting for its revenue and related costs associated with its construction management agreements with Discovery Offshore, combining the construction management agreements, based on a cost-to-cost method. Any revisions in revenue, cost or the progress towards completion, will be treated as a change in accounting estimate and will be accounted for using the cumulative catch-up method.

Share-Based Compensation
Stock-Based Compensation
The Company recognizes compensation cost for all share-based payments awarded in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, Compensation — Stock Compensation (“ASC 718”) and in accordance with such the Company records the grant date fair value of stock options and time-based restricted stock awarded as compensation expense using a straight-line method over the requisite service period. Performance based awards are recognized using the accelerated method over the requisite service period. The Company estimates the fair value of the options granted using the Trinomial Lattice option pricing model using the following assumptions: expected dividend yield, expected stock price volatility, risk-free interest rate and employee exercise patterns (expected life of the options). The fair value of the Company’s time-based restricted stock and performance based grants that are share settled is based on the closing price of the Company’s common stock on the date of grant. For those performance based grants that contain a market performance condition, the Monte Carlo simulation is used for valuation as of the date of grant. All of the Company’s cash settled awards are recorded as a liability at fair value, which is remeasured at the end of each reporting period, over the requisite service period. The Company’s cash settled liability awards that contain market performance conditions are valued using a Monte Carlo simulation, while the service based liability retention award is valued based on the lesser of the average price of the Company’s common stock for the 90 days prior to the end of the quarter or date of vesting and $10.00. The Company also estimates future forfeitures and related tax effects. The Company’s estimate of compensation expense requires a number of complex and subjective assumptions and changes to those assumptions could result in different valuations for individual share awards.
Due to the uncertainty in the level of awards to be granted in the future as well as changes in the fair value of liability-based awards, the Company's estimate of future expense relating to stock options, restricted stock and liability-based awards granted through December 31, 2012 as well as the remaining vesting period over which the associated expense is to be recognized are estimates and subject to change.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are stated at the historical carrying amount net of write-offs and the allowance for doubtful accounts. The Company monitors the accounts receivable from its customers for any collectability issues. An allowance for doubtful accounts is established based on reviews of individual customer accounts, recent loss experience, current economic conditions, and other pertinent factors. The Company establishes an allowance for doubtful accounts based on the actual amount it believes is not collectable. The Company had an allowance of $0.8 million and $11.5 million at December 31, 2012 and 2011, respectively. The change in the Company’s allowance during the year ended December 31, 2012 related primarily to payments received from a customer in its International Offshore segment.

Business Combinations
Business Combinations
The Company accounted for the 2011 Seahawk Transaction as a business combination (See Note 5).
The Company accounted for this transaction as a business combination and accordingly, the total consideration was allocated to Seahawk’s net tangible assets based on their estimated fair values. The Company's Financial Statements have been prepared assuming the same characterization applies for income tax purposes, based on the facts in existence through December 31, 2012. Seahawk is in a Chapter 11 proceeding in the U.S. Bankruptcy Court. Subsequent to December 31, 2012, at the direction of the Court, Seahawk made certain distributions to its equity holders. These distributions, taken together with other aspects of the acquisition, will change the tax treatment and will cause the Seahawk Transaction to be characterized as a reorganization pursuant to IRC §368(a)(1)(G) (See Note 15).

Property and Equipment
Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation. Expenditures for property and equipment and items that substantially increase the useful lives of existing assets are capitalized at cost and depreciated. Expenditures for drydocking the Company’s liftboats are capitalized at cost in Other Assets, Net on the Consolidated Balance Sheets and amortized on the straight-line method over a period of 12 months. Drydocking costs, net of accumulated amortization, at December 31, 2012 and 2011 were $3.7 million and $5.2 million, respectively. Amortization expense for drydocking costs was $13.0 million, $16.2 million and $14.0 million for the years ended December 31, 2012, 2011 and 2010, respectively, of which $8.2 million, $8.1 million and $7.8 million related to discontinued operations and is included in Loss from Discontinued Operations, Net of Taxes in the Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010, respectively. Routine expenditures for repairs and maintenance are expensed as incurred.
Depreciation is computed using the straight-line method, after allowing for salvage value where applicable, over the useful lives of the assets. Depreciation of leasehold improvements is computed utilizing the straight-line method over the lease term or life of the asset, whichever is shorter.
The useful lives of property and equipment for the purposes of computing depreciation are as follows:

Years
Drilling rigs and marine equipment (salvage value of 10%)	15
Drilling machinery and equipment	3–12
Furniture and fixtures	3
Computer equipment	3–7
Automobiles and trucks	3

The carrying value of long-lived assets, principally property and equipment, is reviewed for potential impairment when events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable or when reclassifications are made between property and equipment and assets held for sale. Factors that might indicate a potential impairment may include, but are not limited to, significant decreases in the market value of the long-lived asset, a significant change in the long-lived asset’s physical condition, a change in industry conditions or a substantial reduction in cash flows associated with the use of the long-lived asset. For property and equipment held for use, the determination of recoverability is made based upon the estimated undiscounted future net cash flows of the related asset or group of assets being evaluated. Actual impairment charges are recorded using an estimate of discounted future cash flows. This evaluation requires the Company to make judgments regarding long-term forecasts of future revenue and costs. In turn these forecasts are uncertain in that they require assumptions about demand for the Company’s services, future market conditions and technological developments. Significant and unanticipated changes to these assumptions could require a provision for impairment in a future period. Given the nature of these evaluations and their application to specific asset groups and specific times, it is not possible to reasonably quantify the impact of changes in these assumptions.
Supply and demand are the key drivers of rig and vessel utilization and the Company’s ability to contract its rigs and vessels at economical rates. During periods of an oversupply, it is not uncommon for the Company to have rigs or vessels idled for extended periods of time, which could indicate that an asset group may be impaired. The Company’s rigs and vessels are mobile units, equipped to operate in geographic regions throughout the world and, consequently, the Company may move rigs and vessels from an oversupplied region to one that is more lucrative and undersupplied when it is economical to do so. As such, the Company’s rigs and vessels are considered to be interchangeable within classes or asset groups and accordingly, the Company performs its impairment evaluation by asset group.
 The Company’s estimates, assumptions and judgments used in the application of its property and equipment accounting policies reflect both historical experience and expectations regarding future industry conditions and operations. Using different estimates, assumptions and judgments, especially those involving the useful lives of the Company’s rigs and liftboats and expectations regarding future industry conditions and operations, would result in different carrying values of assets and results of operations. For example, a prolonged downturn in the drilling industry in which utilization and dayrates were significantly reduced could result in an impairment of the carrying value of the Company’s assets.
Useful lives of rigs and vessels are difficult to estimate due to a variety of factors, including technological advances that impact the methods or cost of oil and gas exploration and development, changes in market or economic conditions and changes in laws or regulations affecting the drilling industry. The Company evaluates the remaining useful lives of its rigs and vessels when certain events occur that directly impact its assessment of the remaining useful lives of the rigs and vessels and include changes in operating condition, functional capability and market and economic factors. The Company also considers major capital upgrades required to perform certain contracts and the long-term impact of those upgrades on the future marketability when assessing the useful lives and salvage values of individual rigs and vessels.
When analyzing its assets for impairment, the Company separates its marketable assets, those assets that are actively marketed and can be warm stacked or cold stacked for short periods of time depending on market conditions, from its non-marketable assets, those assets that have been cold stacked for an extended period of time or those assets that the Company currently does not reasonably expect to market in the foreseeable future.

Equity Investments
Equity Investments
The Company has an equity investment in Discovery Offshore, a pure-play, ultra high-specification jackup drilling company with two rigs currently under construction. The Company's total investment in Discovery Offshore was $38.2 million, or 32%, and $34.7 million, or 28%, as of December 31, 2012 and 2011, respectively, and is being accounted for using the equity method of accounting as the Company has the ability to exert significant influence, but not control, over operating and financial policies. The Company reviews its equity investments for impairment whenever there is a loss in value of an investment which is considered to be other than temporary. In addition, the Company was also issued warrants to purchase up to 5.0 million additional shares of Discovery Offshore as additional compensation for its costs incurred and efforts expended in forming Discovery Offshore that, if exercised, would be recorded as an increase in the Company's equity investment in Discovery Offshore (See Notes 11 and 12).

Derivatives
Derivatives
The warrants issued to the Company from Discovery Offshore are being accounted for as a derivative instrument as the underlying security is readily convertible to cash. Subsequent changes in the fair value of the warrants are recognized in other income (expense). The fair value of the Discovery Offshore warrants was determined using a Monte Carlo simulation (See Note 12). The Company’s estimate of fair value requires a number of inputs and changes to those inputs could result in a different valuation.

Deferred Financing Fees
Deferred Financing Fees
Financing fees are deferred and amortized over the life of the applicable debt instrument. However, in the event of an early repayment of debt or certain debt amendments, the related unamortized deferred financing fees are expensed in connection with the repayment or amendment (See Note 10). Unamortized deferred financing fees at December 31, 2012 and 2011 were $12.1 million and $9.1 million, respectively. Amortization expense for financing fees was $3.2 million, $3.9 million and $3.3 million for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in Interest Expense on the Consolidated Statements of Operations.

Accrued Self-Insurance Reserves
Accrued Self-Insurance Reserves
The Company is self-insured up to certain retention limits for maritime employer's liability claims and protection and indemnity claims. The amounts in excess of the self-insured levels are fully insured, up to a limit. Self-insurance reserves are based on estimates of (i) claims reported and (ii) loss amounts incurred but not reported. Reserves for reported claims are estimated by the Company's internal risk department by evaluating the facts and circumstances of each claim and are adjusted from time to time based upon the status of each claim and the Company's historical experience with similar claims. Reserves for loss amounts incurred but not reported are estimated by the Company's third-party actuary and include provisions for expected development on claims reported due to information not yet received and expected development on claims to be reported in the future but which have occurred prior to the accounting date. As of December 31, 2012 and 2011, there was $27.9 million and $22.1 million in Accrued Self-Insurance Reserves, respectively, which is included in Accrued Liabilities on the Consolidated Balance Sheets. The actual outcome of any claim could differ significantly from estimated amounts.

Income Taxes
Income Taxes
The Company uses the liability method for determining its income taxes. The Company’s income tax provision is based upon the tax laws and rates in effect in the countries in which the Company’s operations are conducted and income is earned. The income tax rates imposed and methods of computing taxable income in these jurisdictions vary substantially. The Company’s effective tax rate is expected to fluctuate from year to year as operations are conducted in different taxing jurisdictions and the amount of pre-tax income fluctuates. Current income tax expense reflects an estimate of the Company’s income tax liability for the current year, withholding taxes, changes in prior year tax estimates as returns are filed, or from tax audit adjustments, while the net deferred tax expense or benefit represents the changes in the balance of deferred tax assets and liabilities as reported on the balance sheet.
Valuation allowances are established to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized in the future. The Company currently does not have any valuation allowances related to the tax assets. While the Company has considered estimated future taxable income and ongoing prudent and feasible tax planning strategies in assessing the need for a valuation allowance, changes in these estimates and assumptions, as well as changes in tax laws, could require the Company to record or adjust the valuation allowance for deferred taxes in the future. These adjustments to the valuation allowance would impact the Company’s income tax provision in the period in which such adjustments are identified and recorded.
Certain of the Company’s international rigs and liftboats are owned or operated, directly or indirectly, by the Company’s wholly owned Cayman Islands subsidiaries. Most of the earnings from these subsidiaries are reinvested internationally and remittance to the United States is indefinitely postponed. In certain circumstances, management expects that, due to the changing demands of the offshore drilling and liftboat markets and the ability to redeploy the Company’s offshore units, certain of such units will not reside in a location long enough to give rise to future tax consequences in that location. As a result, no deferred tax asset or liability has been recognized in these circumstances. Should management’s expectations change regarding the length of time an offshore drilling unit will be used in a given location, the Company would adjust deferred taxes accordingly.

Earnings Per Share
Earnings Per Share
The Company calculates basic earnings per share by dividing net income by the weighted average number of shares outstanding. Diluted earnings per share is computed by dividing net income by the weighted average number of shares outstanding during the period as adjusted for the dilutive effect of the Company’s stock option and restricted stock awards. The effect of stock option and restricted stock awards is not included in the computation for periods in which a net loss occurs, because to do so would be anti-dilutive.

Fair Value of Financial Instruments
Fair value measurements are generally based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company uses the fair value hierarchy included in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820-10, Fair Value Measurements and Disclosure ("ASC 820-10"), which is intended to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy consists of the following three levels:
Level 1 — Inputs are quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.
Level 3 — Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.